ORGANIZATION AND PRINCIPAL ACTIVITIES - Risks in relation to the VIE structure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Total assets	$ 3,321,418,656	$ 2,192,317,351
Total liabilities	2,874,792,788	1,956,630,223
Total revenues	264,488,162	138,496,690	$ 58,662,900
VIEs
Variable Interest Entity [Line Items]
Total assets	67,956,979	64,371,685
Total liabilities	25,428,952	27,113,872
Total revenues	65,295,325	16,191,693	44,134,256
VIEs | Intercompany Eliminations
Variable Interest Entity [Line Items]
Total assets	29,039,312	38,117,451
Total liabilities	8,752,699	11,867,106
Total revenues	$ 60,971,555	$ 13,565,810	$ 41,044,651